Note 19 - Valuation Allowances (Details) - Activity in Valuation Accounts (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Allowance for Doubtful Accounts [Member]
Valuation Allowance [Line Items]
Valuation Accounts, Beginning Balance	$ 3,656	$ 1,118	$ 1,604
Valuation Accounts, Charged to Costs and Expenses	503	2,628	174
Valuation Accounts, Deductions (Net of Recoveries)	(51)	(7)	(665)
Valuation Accounts, Translation and Other, Net	(65)	(83)	5
Valuation Accounts, Ending Balance	4,043	3,656	1,118
Valuation Allowance of Deferred Tax Assets [Member]
Valuation Allowance [Line Items]
Valuation Accounts, Charged to Costs and Expenses	49,523
Valuation Accounts, Ending Balance	$ 49,523